Securities	12 Months Ended
Mar. 31, 2015
Investments Debt And Equity Securities [Abstract]
Securities

Note 2 - Securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available for sale and held to maturity for the dates indicated are as follows:

	March 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$—	$—	$5,000
Mortgage-backed securities:
Federal National Mortgage Association	13,107	207	—	13,314
Total available for sale securities	$18,107	$207	$—	$18,314

	March 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$3,425	$174	$—	$3,599
Total available for sale securities	$3,425	$174	$—	$3,599

Note 2 - Securities (Continued)

	March 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$74,904	$393	$16	$75,281
Corporate bonds	45,009	1,291	—	46,300
Municipal bonds	16,139	23	1	16,161
	136,052	1,707	17	137,742
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	56,286	1,673	132	57,827
Federal National Mortgage Association	191,117	5,102	413	195,806
Government National Mortgage Association	17,106	1,122	49	18,179
	264,509	7,897	594	271,812
Total held to maturity securities	$400,561	$9,604	$611	$409,554

	March 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$69,938	$244	$152	$70,030
Corporate bonds	49,981	1,536	—	51,517
	119,919	1,780	152	121,547
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	79,158	2,599	1,407	80,350
Federal National Mortgage Association	198,798	3,560	5,203	197,155
Government National Mortgage Association	20,821	1,313	122	22,012
	298,777	7,472	6,732	299,517
Total held to maturity securities	$418,696	$9,252	$6,884	$421,064

Note 2 - Securities (Continued)

Contractual maturity data for investment securities is as follows:

	March 31,
	2015		2014
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Available for sale:
Debt securities:
Due after one through five years	$5,000	$5,000	$—	$—
Mortgage-backed securities:
Due after five through ten years	2,151	2,151	—	—
Due after ten years	10,956	11,163	3,425	3,599
	13,107	13,314	3,425	3,599
Total available for sale securities	$18,107	$18,314	$3,425	$3,599
Held to maturity:
Debt securities:
Due less than one year	$19,383	$19,461	$4,968	$5,006
Due after one through five years	85,398	86,186	94,948	96,184
Due after five through ten years	25,497	26,269	20,003	20,357
Due after ten years	5,774	5,826	—	—
	136,052	137,742	119,919	121,547
Mortgage-backed securities:
Due after one through five years	13,272	13,172	3,279	3,479
Due after five through ten years	74,203	74,686	81,854	78,452
Due after ten years	177,034	183,954	213,644	217,586
	264,509	271,812	298,777	299,517
Total held to maturity securities	$400,561	$409,554	$418,696	$421,064

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage-backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. The Company’s mortgage-backed securities are generally secured by residential mortgage loans with contractual maturities of 15 years or greater, and multi-family loans with maturities of five to ten years. However, the effective lives of those securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the loans within those securities. Investors in pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers.

Note 2 - Securities (Continued)

The age of gross unrealized losses and the fair value of related securities at March 31, 2015 and 2014 were as follows:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
March 31, 2015	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$4,996	$4	$9,988	$12	$14,984	$16
Municipal bonds	2,999	1	—	—	2,999	1
	7,995	5	9,988	12	17,983	17
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	—	—	8,364	132	8,364	132
Federal National Mortgage Association	20,293	18	22,524	395	42,817	413
Government National Mortgage Association	—	—	1,494	49	1,494	49
	20,293	18	32,382	576	52,675	594
Total held to maturity securities	$28,288	$23	$42,370	$588	$70,658	$611

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
March 31, 2014	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$39,787	$152	$—	$—	$39,787	$152
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	33,882	1,405	169	2	34,051	1,407
Federal National Mortgage Association	105,693	4,546	10,473	657	116,166	5,203
Government National Mortgage Association	—	—	1,461	122	1,461	122
	139,575	5,951	12,103	781	151,678	6,732
Total held to maturity securities	$179,362	$6,103	$12,103	$781	$191,465	$6,884

Management does not believe that any of the unrealized losses at March 31, 2015 (three bonds of Government-sponsored enterprises and three municipal bonds included in debt securities, and twelve FNMA mortgage-backed securities, two FHLMC mortgage-backed securities, and one GNMA mortgage-backed security) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and its subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of their amortized cost.

During the year ended March 31, 2015, proceeds from sales of securities held to maturity and a sale of security available for sale totaled $23.3 million and $1.0 million, respectively, resulting in gross realized gains of $1.9 million and $102,000, respectively. During the year ended March 31, 2014, proceeds from sales of securities available for sale totaled $4.7 million and proceeds from sales of securities held to maturity totaled $5.6 million, resulting in gross realized gains of $295,000 and $272,000, respectively, and gross realized losses of $-0- and $1,000, respectively. The remaining principal balance for each of the securities held to maturity sold was less than 15% of the original principal purchased. The proceeds from sales of securities available for sale totaled $8.8 million during the year ended March 31, 2013, and the gross realized gains on the sales totaled approximately $647,000. There were no sales of securities held to maturity during the year ended March 31, 2013.